Other Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 17, 2023	May 31, 2019	Jan. 26, 2018
Other Income (Loss) [Line Items]
Loss on bond repurchases	$ 0	$ (12,694)	$ 0
Credit loss provision	0	2,604	(2,490)
Other - net	(2,140)	4,811	(15,190)
Defined Benefit Plan, Plan Assets, Divestiture	(3,619)	0	0
Miscellaneous loss	(836)	(1,426)	(1,892)
Foreign Currency Gain (Loss)	1,431	2,995	(2,414)
Petrojarl Foinaven FPSO
Other Income (Loss) [Line Items]
Asset Retirement Obligation, Period Increase (Decrease)	$ 884
FPSO
Other Income (Loss) [Line Items]
Asset Retirement Obligation, Period Increase (Decrease)		638	$ (8,394)
Senior Notes (8.5%) due January 15, 2020
Other Income (Loss) [Line Items]
Loss on bond repurchases		9,200
Debt Instrument, Repurchase Amount		249,000
Debt Instrument, Face Amount					$ 250,000
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate					9.25%
Convertible Debt [Member] | Teekay Parent
Other Income (Loss) [Line Items]
Loss on bond repurchases		3,500
Debt Instrument, Repurchased Face Amount		91,000		$ 21,200
Debt Instrument, Repurchase Amount		$ 92,800
Debt Instrument, Face Amount						$ 125,000